Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage bonds per currency - CLP ($)	Dec. 31, 2021	Dec. 31, 2020
Mortgage bonds in UF [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage bonds per currency [Line Items]
Issued debt instruments	$ 81,110	$ 84,335
Total mortgage bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage bonds per currency [Line Items]
Issued debt instruments	$ 81,110	$ 84,335